Interim consolidated statement of cash flows (Unaudited) - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income	R$ 210.6	R$ 55.4
Adjustments to reconcile net income to cash flows provided by (used in) operating activities
Depreciation and amortization	81.2	76.6
Write-off of fixed assets and intangibles	3.4	20.7
Results unrealized from financial instruments	(14.8)	23.5
Share-based payment expenses	7.6	1.2
Exchange (gain) and losses on assets and liabilities denominated in foreign currency	(9.8)	(15.5)
Interest (income) and expenses on assets and liabilities	(18.9)	69.4
Deferred income tax and social contribution	58.2	20.7
Allowance for doubtful accounts	1.6	(0.6)
Provision for tax, civil and labor risks (Note 20)	14.2	15.8
Provision for inventory	0.8	0.0
Profit on sale of property and equipment (Note 10)	(0.7)	(5.5)
Changes in operating assets and liabilities
Trade and other receivables, net	(253.9)	51.4
Inventories	(25.5)	(7.7)
Security deposits and maintenance reserves	(63.4)	(42.4)
Prepaid expenses	0.3	(13.0)
Recoverable taxes	4.3	(10.2)
Other assets	25.1	(6.4)
Accounts payable	(5.8)	0.8
Salaries, wages and employee benefits	4.1	15.0
Insurance premiums payable	(4.9)	(7.5)
Taxes payable	(14.5)	(30.8)
Federal installment payment program	(2.4)	(1.6)
Air traffic liability	(78.6)	(37.7)
Provision taxes, civil and labor risks (Note 20)	(10.1)	(16.5)
Other liabilities	(3.7)	(6.6)
Interest paid	(25.6)	(122.2)
Net cash (used) provided by operating activities	(121.2)	26.3
Short-term investment
Acquisition of short-term investments	(572.2)	(189.2)
Disposal of short-term investments	988.6	286.5
Long-term investment
Disposal of long-term investments		1.1
Restricted investments, net	5.1	70.0
Proceeds from sale of property and equipment	45.7	112.6
Acquisition of intangibles	(10.9)	(9.1)
Acquisition of property and equipment (Note 10)	(227.6)	(146.0)
Net cash provided by investing activities	228.7	125.9
Debentures
Repayment	(40.1)
Loans and financing
Proceeds		183.6
Repayment	(100.9)	(401.2)
Redemption of preferred shares/Treasury shares	(1.4)
Issuance of shares due exercise of stock options (Note 13)	8.0
Related parties (Note 8)		0.2
Net cash used by financing activities	(134.4)	(262.1)
Exchange gain and (losses) on cash and cash equivalents	3.5	(4.3)
Net decrease in cash and cash equivalents	(23.4)	(114.2)
Cash and cash equivalents at the beginning of the year	762.3	549.2
Cash and cash equivalents at the end of the year	738.9	435.0
Treasury shares
Loans and financing
Redemption of preferred shares/Treasury shares	R$ (1.4)
Preferred shares
Loans and financing
Redemption of preferred shares/Treasury shares		R$ (44.7)